CONSOLIDATED STATEMENT OF INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Net sales	$ 12,345,870	[1]	$ 9,993,166	[1]	$ 10,309,015	[1]
Cost of sales	9,387,457		7,847,067		8,181,348
Gross profit	2,958,413		2,146,099		2,127,667
Selling, general and administrative expenses	1,467,773		1,277,080		1,290,379
Interest expense	99,704		103,599		112,071
Other (income) expense, net	(15,075)		311		42,470
(Gain) loss on disposal of assets	(7,710)		10,292		(336)
Income before income taxes	1,413,721		754,817		683,083
Income taxes (Note 4)	356,571		198,452		172,939
Net Income	1,057,150		556,365		510,144
Less: Noncontrolling interest in subsidiaries' earnings	8,020		2,300		1,629
Net Income Attributable to Common Shareholders	$ 1,049,130		$ 554,065		$ 508,515
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 6.51		$ 3.44		$ 3.15
Diluted earnings per share	$ 6.37		$ 3.40		$ 3.13

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.